Lease Obligations - Additional Information (Detail) (Scenario, Forecast, USD $) In Millions, unless otherwise specified	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Scenario, Forecast
Schedule Of Operating Leases [Line Items]
Contingent lease obligation	$ 0.3	$ 1.0	$ 2.0